Borrowings - Summary of Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.65%
Borrowings maturity	January 2024 to March 2024
Ta Ching Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.85%
Ta Ching Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.94%
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.65%
Borrowings maturity		March 2022
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.65%
Borrowings maturity		December 2022
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.65%
Borrowings maturity		March 2022
Cathay United Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	April 2024
Cathay United Bank [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.49%
Cathay United Bank [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.56%